Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee benefits expenses

	2022	2021	2020

Wages and salaries	1,727,760	1,055,959	483,600
Social security costs	353,789	258,488	138,960
Profit sharing and annual bonuses	213,942	61,629	89,973
Share-based payments	213,076	113,169	120,777
	2,508,567	1,489,245	833,310

Share-based payment plans

	Equity
	RSU	PSU	Options	Total

Number of shares
Balance as of December 31, 2020	4,370,192	—	32,502	4,402,694
Granted	2,603,810	4,070,000	—	6,673,810
Issued	(136,826)	—	—	(136,826)
Cancelled	(252,028)	—	—	(252,028)
Balance as of December 31, 2021	6,585,148	4,070,000	32,502	10,687,650
Granted	6,171,570	4,606,897	12,657	10,791,124
Issued	(700,092)	—	—	(700,092)
Cancelled	(549,405)	(1,356,530)	—	(1,905,935)
Balance as of December 31, 2022	11,507,221	7,320,367	45,159	18,872,747

Information about share-based payment plans
The restricted shares have the following summarized information (amounts in R$):

	RSU
Granted year	Vesting conditions	Weighted average fair value¹	Remaining expected life	Number of Outstanding Awards
2018²	From 4 to 10 years of service	R$ 88.80	0.5 to 5.7 years	3,427,148
2019	From 5 to 10 years of service	R$ 136.08	1.7 to 6.6 years	16,423
2020	From 5 to 10 years of service	R$ 163.18	0.1 to 7.9 years	287,693
2021	From 1 to 10 years of service	R$ 348.49	0.3 to 8.9 years	2,341,735
2022	From 1 to 10 years of service	R$ 49.56	0.4 to 9.1 years	5,434,221
				11,507,220

1 Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
2 All performance conditions related with this grant were already satisfied.

Performance share units
The performance shares have the following summarized information (amounts in R$):

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Remaining expected life	Number of Outstanding Awards

2021	5 years of service and achievement of a specified TSR	R$	26.74	71.8%	0.82%	3.4 years	2,849,000
2022	From 2 to 5 years of service and achievement of a specified share price	R$	2.71	76.5% to 83.3%	2.18% to 4.34%	1.3 to 4.8 years	4,471,367
							7,320,367

Information about Options
The stock options have the following summarized information (amounts in R$):

	Options
Granted year	Vesting conditions	Weighted average fair value	Method of valuation	Volatility	Remaining expected life	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	Black-scholes	50.00%	0.5 to 5.5 years	12,657	USD24.00	39,999
2019	From 3 to 5 years of service	R$ 81.71	Black-scholes	69.80%	1.5 years	1,935	USD30.00	5,160
								45,159

Labor and social security liabilities

	2022	2021

Accrued annual payments and related social charges	398,891	210,957
Labor liabilities and related social charges	105,550	95,139
Total labor and social security liabilities	504,441	306,096
Current	468,599	273,347
Non-current	35,842	32,749